Financial instruments and risk management - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ 65	$ (898)
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Opening balance	637	(7)
Adjustment from transition to IFRS 9	0	19
Currency translation adjustments	(1)	(23)
– net operating costs	(7)	9
– net operating costs	(254)	375
Total unrealised gains transferred into other comprehensive income through cash flow hedges	28	181
Additions	1	67
Disposals/maturity of financial instruments	(21)	(6)
Transfers	0	22
Closing balance	383	637
Total gains/(losses) for the year included in the income statement for assets and liabilities held at year end	$ (263)	$ 346